Revenues (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Revenues [Abstract]
Schedule of revenue
	November 30 2020 $	November 30 2019 $
Product sales	164,990	10,015
Licensing revenue	130,584	—
Freight revenue	82	317
Income from ongoing operations	295,656	10,332
Income from discontinued operations	3,000	51,750
	298,656	62,082

August 31 2020 $		August 31 2019 $
Product sales	150,993	24,282
Licensing revenue (Note 11)	232,909	198,000
Freight revenue	641	328
	384,543	222,610